FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2016
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 5. FINANCIAL INSTRUMENTS

        As of December 31, 2016, the aggregate U.S. dollar equivalent notional value of our outstanding commodity contracts and foreign exchange contracts was $2.8 million and $1.55 billion, respectively.

        We recognize derivative instruments as either assets or liabilities at fair value in the Consolidated Balance Sheets. We designate commodity forward contracts on forecasted purchases of commodities and foreign exchange contracts on forecasted transactions as cash flow hedges and designate foreign exchange contracts on existing balance sheet items as fair value hedges.

        The following table shows the fair value and balance sheet locations of derivatives as of December 31, 2016:

	Asset		Liability
(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts	Other current assets	$4.6	Other accrued liabilities	$7.8
Commodity contracts	Other current assets	.5	Other accrued liabilities	–
Commodity contracts	Other assets	.1

		$5.2		$7.8

        The following table shows the fair value and balance sheet locations of derivatives as of January 2, 2016:

	Asset		Liability
(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts	Other current assets	$5.6	Other accrued liabilities	$4.5
Commodity contracts	Other current assets	–	Other accrued liabilities	.7

		$5.6		$5.2

Fair Value Hedges

        For derivative instruments that are designated and qualify as fair value hedges, the gain or loss on the derivative and the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings, resulting in no material net impact to income.

        The following table shows the components of the net gains (losses) recognized in income related to fair value hedge contracts. The corresponding gains or losses on the underlying hedged items approximated the net gains (losses) on these fair value hedge contracts.

(In millions)	Location of Net Gains (Losses) in Income	2016	2015	2014

Foreign exchange contracts	Cost of products sold	$2.8	$2.9	$(1.6)
Foreign exchange contracts	Marketing, general and administrative expense	4.1	2.9	(43.3)

		$6.9	$5.8	$(44.9)

Cash Flow Hedges

        For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of "Accumulated other comprehensive loss" and reclassified into earnings in the same period(s) during which the hedged transaction impacts earnings. Gains and losses on the derivatives, representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness, are recognized in current earnings.

        Gains (losses), before taxes, recognized in "Accumulated other comprehensive loss" (effective portion) on derivatives related to cash flow hedge contracts were as follows:

(In millions)	2016	2015	2014

Foreign exchange contracts	$.2	$(.1)	$1.3
Commodity contracts	.6	(.7)	(1.2)

	$.8	$(.8)	$.1

        The amounts recognized in income related to the ineffective portion of, and the amount excluded from, effectiveness testing for cash flow hedges and derivatives not designated as hedging instruments were immaterial in 2016, 2015, and 2014.

        As of December 31, 2016, we expected a net loss of approximately $2.6 million to be reclassified from "Accumulated other comprehensive loss" to earnings within the next 12 months.